AST LARGE-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 95.4%
Aerospace & Defense — 2.2%
General Electric Co.	18,010	$3,604,701
Howmet Aerospace, Inc.	65,559	8,504,969
Lockheed Martin Corp.	11,470	5,123,764
Northrop Grumman Corp.	32,476	16,628,037
RTX Corp.	30,555	4,047,315
V2X, Inc.*	10,510	515,516
		38,424,302
Air Freight & Logistics — 0.4%
FedEx Corp.	18,040	4,397,791
United Parcel Service, Inc. (Class B Stock)	23,800	2,617,762
		7,015,553
Automobiles — 0.9%
General Motors Co.	107,680	5,064,191
Tesla, Inc.*	45,071	11,680,600
		16,744,791
Banks — 2.9%
Bank of America Corp.	156,667	6,537,714
Citigroup, Inc.	14,700	1,043,553
Citizens Financial Group, Inc.	5,800	237,626
Dime Community Bancshares, Inc.	12,550	349,894
JPMorgan Chase & Co.	58,677	14,393,468
M&T Bank Corp.	1,300	232,375
Truist Financial Corp.	53,670	2,208,520
U.S. Bancorp	162,169	6,846,775
Wells Fargo & Co.	277,039	19,888,630
		51,738,555
Beverages — 1.0%
Coca-Cola Co. (The)	132,931	9,520,518
PepsiCo, Inc.	52,369	7,852,208
		17,372,726
Biotechnology — 3.4%
AbbVie, Inc.	127,101	26,630,200
Amgen, Inc.	26,121	8,137,998
Biogen, Inc.*	18,120	2,479,541
Gilead Sciences, Inc.	54,175	6,070,309
Natera, Inc.*	21,800	3,082,738
Regeneron Pharmaceuticals, Inc.	12,349	7,832,106
Vertex Pharmaceuticals, Inc.*	12,278	5,952,620
		60,185,512
Broadline Retail — 3.5%
Amazon.com, Inc.*	317,108	60,332,968
eBay, Inc.	25,385	1,719,326
		62,052,294
Building Products — 0.9%
Builders FirstSource, Inc.*	5,880	734,647
Carlisle Cos., Inc.	66	22,473
Carrier Global Corp.	84,456	5,354,511
Lennox International, Inc.	1,730	970,236
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Resideo Technologies, Inc.*	154,700	$2,738,190
Trane Technologies PLC	21,121	7,116,087
		16,936,144
Capital Markets — 2.4%
Ameriprise Financial, Inc.	28,573	13,832,475
Bank of New York Mellon Corp. (The)	18,497	1,551,343
CME Group, Inc.	6,593	1,749,057
Goldman Sachs Group, Inc. (The)	400	218,516
Intercontinental Exchange, Inc.	20,491	3,534,697
Janus Henderson Group PLC	38,490	1,391,414
LPL Financial Holdings, Inc.	4,420	1,445,959
Moody’s Corp.	4,468	2,080,703
Morgan Stanley	74,229	8,660,297
MSCI, Inc.	1,600	904,800
Raymond James Financial, Inc.	8,870	1,232,132
S&P Global, Inc.	7,290	3,704,049
State Street Corp.	22,650	2,027,855
		42,333,297
Chemicals — 0.7%
DuPont de Nemours, Inc.	21,860	1,632,505
Ecolab, Inc.	11,743	2,977,085
Linde PLC	7,094	3,303,250
Sherwin-Williams Co. (The)	13,410	4,682,638
		12,595,478
Commercial Services & Supplies — 0.7%
Cintas Corp.	8,500	1,747,005
Deluxe Corp.	16,360	258,652
Rollins, Inc.	21,140	1,142,194
Veralto Corp.	19,350	1,885,658
Waste Management, Inc.	32,873	7,610,428
		12,643,937
Communications Equipment — 0.8%
Arista Networks, Inc.*	61,433	4,759,829
Cisco Systems, Inc.	119,606	7,380,886
Motorola Solutions, Inc.	3,646	1,596,255
NetScout Systems, Inc.*	29,560	621,056
Viavi Solutions, Inc.*	15,300	171,207
		14,529,233
Construction & Engineering — 0.0%
Comfort Systems USA, Inc.	1,778	573,103
EMCOR Group, Inc.	115	42,507
Fluor Corp.*	6,600	236,412
		852,022
Construction Materials — 1.0%
CRH PLC	25,710	2,261,708
Vulcan Materials Co.	64,606	15,072,580
		17,334,288
Consumer Finance — 1.3%
American Express Co.	66,118	17,789,048
Green Dot Corp. (Class A Stock)*	53,130	448,417
A1

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Synchrony Financial	80,900	$4,282,846
		22,520,311
Consumer Staples Distribution & Retail — 2.4%
Andersons, Inc. (The)	6,170	264,878
BJ’s Wholesale Club Holdings, Inc.*(a)	16,036	1,829,708
Costco Wholesale Corp.	11,378	10,761,085
Dollar Tree, Inc.*	11,800	885,826
Kroger Co. (The)	37,320	2,526,191
SpartanNash Co.	14,480	293,365
Sysco Corp.	26,950	2,022,328
Target Corp.(a)	42,090	4,392,512
Walmart, Inc.	220,333	19,343,034
		42,318,927
Containers & Packaging — 0.2%
Avery Dennison Corp.	4,180	743,914
Crown Holdings, Inc.	24,668	2,201,866
		2,945,780
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	48,077	1,359,618
Verizon Communications, Inc.	55,426	2,514,123
		3,873,741
Electric Utilities — 2.3%
Constellation Energy Corp.	5,300	1,068,639
Entergy Corp.	97,884	8,368,103
NextEra Energy, Inc.	109,035	7,729,491
NRG Energy, Inc.	57,680	5,506,133
PG&E Corp.	450,134	7,733,302
Portland General Electric Co.	24,370	1,086,902
Southern Co. (The)	95,290	8,761,916
		40,254,486
Electrical Equipment — 1.9%
Acuity, Inc.	12,840	3,381,414
Eaton Corp. PLC	70,046	19,040,604
Emerson Electric Co.	67,479	7,398,398
Rockwell Automation, Inc.	5,800	1,498,604
Sensata Technologies Holding PLC(a)	27,200	660,144
Vertiv Holdings Co. (Class A Stock)	18,880	1,363,136
		33,342,300
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.	2,100	210,525
CDW Corp.	3,620	580,141
Jabil, Inc.	6,050	823,223
Zebra Technologies Corp. (Class A Stock)*	11,460	3,238,138
		4,852,027
Energy Equipment & Services — 1.0%
Baker Hughes Co.	396,440	17,423,538
Entertainment — 1.2%
Live Nation Entertainment, Inc.*(a)	6,710	876,192
Netflix, Inc.*	9,747	9,089,370
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Walt Disney Co. (The)	105,788	$10,441,275
Warner Bros Discovery, Inc.*	57,490	616,868
Warner Music Group Corp. (Class A Stock)	6,820	213,807
		21,237,512
Financial Services — 5.0%
Berkshire Hathaway, Inc. (Class A Stock)*	13	10,379,741
Berkshire Hathaway, Inc. (Class B Stock)*	7,056	3,757,885
Corpay, Inc.*(a)	3,868	1,348,849
Equitable Holdings, Inc.	16,358	852,088
Fidelity National Information Services, Inc.	14,350	1,071,658
Global Payments, Inc.	36,000	3,525,120
Mastercard, Inc. (Class A Stock)	64,186	35,181,630
PayPal Holdings, Inc.*	39,360	2,568,240
Visa, Inc. (Class A Stock)	88,804	31,122,250
		89,807,461
Food Products — 0.8%
Conagra Brands, Inc.	46,400	1,237,488
Hain Celestial Group, Inc. (The)*	191,090	793,023
Hershey Co. (The)	8,094	1,384,317
Ingredion, Inc.	3,530	477,291
McCormick & Co., Inc.	37,328	3,072,468
Mondelez International, Inc. (Class A Stock)(a)	101,219	6,867,709
		13,832,296
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd. (Canada)	20,618	1,447,590
CSX Corp.	276,814	8,146,636
Union Pacific Corp.	36,126	8,534,406
XPO, Inc.*	5,807	624,717
		18,753,349
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	17,679	2,345,119
Avanos Medical, Inc.*	18,110	259,516
Dexcom, Inc.*	45,460	3,104,463
Edwards Lifesciences Corp.*	70,495	5,109,478
IDEXX Laboratories, Inc.*	2,161	907,512
Medtronic PLC	106,682	9,586,445
STERIS PLC	12,290	2,785,529
Stryker Corp.	41,240	15,351,590
		39,449,652
Health Care Providers & Services — 1.8%
Cencora, Inc.	7,510	2,088,456
Centene Corp.*	83,760	5,085,070
DaVita, Inc.*	2,621	400,934
Humana, Inc.	1,200	317,520
Labcorp Holdings, Inc.	5,600	1,303,344
Pediatrix Medical Group, Inc.*	21,620	313,274

A2

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	41,644	$21,811,045
		31,319,643
Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc.	156,130	1,119,452
Booking Holdings, Inc.	880	4,054,081
Chipotle Mexican Grill, Inc.*	168,929	8,481,925
Darden Restaurants, Inc.	27,530	5,719,633
Expedia Group, Inc.	9,190	1,544,839
Las Vegas Sands Corp.	32,360	1,250,067
Marriott International, Inc. (Class A Stock)	27,174	6,472,847
Marriott Vacations Worldwide Corp.	3,300	211,992
McDonald’s Corp.	41,595	12,993,030
Royal Caribbean Cruises Ltd.(a)	6,660	1,368,230
Starbucks Corp.	15,400	1,510,586
Yum! Brands, Inc.	1,200	188,832
		44,915,514
Household Durables — 0.0%
NVR, Inc.*	120	869,327
Household Products — 0.6%
Clorox Co. (The)(a)	4,880	718,580
Colgate-Palmolive Co.	15,040	1,409,248
Energizer Holdings, Inc.	42,850	1,282,072
Kimberly-Clark Corp.	14,834	2,109,691
Procter & Gamble Co. (The)(a)	27,914	4,757,104
		10,276,695
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	18,240	2,142,106
Industrial Conglomerates — 0.7%
3M Co.	52,966	7,778,587
Honeywell International, Inc.	26,046	5,515,240
		13,293,827
Industrial REITs — 0.5%
Prologis, Inc.	82,844	9,261,131
Insurance — 2.7%
Allstate Corp. (The)	12,170	2,520,042
Aon PLC (Class A Stock)	4,480	1,787,923
Arthur J. Gallagher & Co.	41,902	14,466,246
Fidelity National Financial, Inc.	17,800	1,158,424
Genworth Financial, Inc. (Class A Stock)*	291,920	2,069,713
Hippo Holdings, Inc.*	7,010	179,176
Kemper Corp.	6,310	421,823
Loews Corp.	3,720	341,905
MetLife, Inc.	10,600	851,074
Progressive Corp. (The)	31,621	8,949,059
Skyward Specialty Insurance Group, Inc.*	15,400	814,968
Travelers Cos., Inc. (The)	56,436	14,925,065
		48,485,418
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 5.9%
Alphabet, Inc. (Class A Stock)	197,193	$30,493,926
Alphabet, Inc. (Class C Stock)	83,303	13,014,428
Meta Platforms, Inc. (Class A Stock)	108,262	62,397,886
		105,906,240
IT Services — 0.9%
Cognizant Technology Solutions Corp. (Class A Stock)	60,600	4,635,900
Gartner, Inc.*	3,440	1,443,906
GoDaddy, Inc. (Class A Stock)*	5,520	994,373
International Business Machines Corp.(a)	22,860	5,684,367
Snowflake, Inc. (Class A Stock)*	17,080	2,496,413
		15,254,959
Life Sciences Tools & Services — 0.8%
Danaher Corp.	22,870	4,688,350
Mettler-Toledo International, Inc.*	310	366,082
Thermo Fisher Scientific, Inc.	15,884	7,903,878
Waters Corp.*(a)	2,640	973,025
		13,931,335
Machinery — 1.1%
Caterpillar, Inc.	13,856	4,569,709
Deere & Co.	26,140	12,268,809
Dover Corp.	900	158,112
Illinois Tool Works, Inc.	7,804	1,935,470
Lindsay Corp.	2,310	292,261
Tennant Co.	4,500	358,875
		19,583,236
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	4,748	1,749,780
Metals & Mining — 0.0%
Southern Copper Corp. (Mexico)	2,306	215,519
Multi-Utilities — 0.6%
Black Hills Corp.	4,700	285,055
CMS Energy Corp.	46,560	3,497,122
DTE Energy Co.	31,210	4,315,407
NiSource, Inc.	65,200	2,613,868
WEC Energy Group, Inc.	6,734	733,871
		11,445,323
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	12,452	2,881,393
Chevron Corp.(a)	30,898	5,168,927
ConocoPhillips	36,134	3,794,793
Devon Energy Corp.	29,900	1,118,260
EQT Corp.	30,752	1,643,079
Excelerate Energy, Inc. (Class A Stock)	9,150	262,422
Exxon Mobil Corp.	187,024	22,242,764
Hess Corp.	15,510	2,477,412
Kinder Morgan, Inc.	113,002	3,223,947
Kinetik Holdings, Inc.	22,190	1,152,549
Phillips 66	1,600	197,568
Targa Resources Corp.	11,460	2,297,386

A3

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Texas Pacific Land Corp.(a)	910	$1,205,741
Valero Energy Corp.	9,890	1,306,172
		48,972,413
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	32,298	1,408,193
United Airlines Holdings, Inc.*	77,270	5,335,493
		6,743,686
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	64,132	3,911,410
Elanco Animal Health, Inc.*	126,780	1,331,190
Eli Lilly & Co.	42,969	35,488,527
Johnson & Johnson	48,465	8,037,435
Merck & Co., Inc.(a)	91,109	8,177,944
Pfizer, Inc.	104,320	2,643,469
Zoetis, Inc.	6,912	1,138,061
		60,728,036
Professional Services — 0.9%
Automatic Data Processing, Inc.	34,188	10,445,460
Booz Allen Hamilton Holding Corp.	6,640	694,411
Broadridge Financial Solutions, Inc.	5,520	1,338,379
Paychex, Inc.(a)	16,650	2,568,762
Verisk Analytics, Inc.	5,540	1,648,815
		16,695,827
Real Estate Management & Development — 0.1%
Compass, Inc. (Class A Stock)*	146,300	1,277,199
Jones Lang LaSalle, Inc.*	750	185,932
		1,463,131
Retail REITs — 0.0%
SITE Centers Corp.	36,030	462,625
Semiconductors & Semiconductor Equipment — 8.9%
Analog Devices, Inc.	24,800	5,001,416
ASML Holding NV (Netherlands)	8,155	5,403,747
Broadcom, Inc.	193,076	32,326,715
KLA Corp.	3,210	2,182,158
Lam Research Corp.	33,330	2,423,091
Micron Technology, Inc.	36,554	3,176,177
NVIDIA Corp.	815,732	88,409,034
NXP Semiconductors NV (China)	72,863	13,848,342
QUALCOMM, Inc.	33,100	5,084,491
		157,855,171
Software — 8.6%
A10 Networks, Inc.	28,810	470,755
Adobe, Inc.*	9,860	3,781,606
AppLovin Corp. (Class A Stock)*	4,210	1,115,524
Autodesk, Inc.*	12,640	3,309,152
Fortinet, Inc.*(a)	12,870	1,238,866
Gen Digital, Inc.	55,730	1,479,074
Intapp, Inc.*	34,250	1,999,515
Intuit, Inc.	13,561	8,326,318
Manhattan Associates, Inc.*	2,780	481,051
Microsoft Corp.	270,027	101,365,436
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Oracle Corp.	114,466	$16,003,491
Salesforce, Inc.	13,160	3,531,618
Synopsys, Inc.*(a)	8,815	3,780,313
Teradata Corp.*	7,620	171,298
Verint Systems, Inc.*	59,440	1,061,004
Workday, Inc. (Class A Stock)*	5,945	1,388,336
Zoom Communications, Inc. (Class A Stock)*	44,490	3,282,027
		152,785,384
Specialized REITs — 0.4%
American Tower Corp.	16,540	3,599,104
Equinix, Inc.	1,500	1,223,025
Iron Mountain, Inc.	17,400	1,497,096
Public Storage	1,910	571,644
		6,890,869
Specialty Retail — 2.6%
Best Buy Co., Inc.(a)	12,360	909,820
Burlington Stores, Inc.*	3,440	819,855
Carvana Co.*	5,020	1,049,582
Chewy, Inc. (Class A Stock)*	6,940	225,619
Dick’s Sporting Goods, Inc.	3,150	634,914
Home Depot, Inc. (The)	27,774	10,178,893
Lowe’s Cos., Inc.	69,253	16,151,877
Ross Stores, Inc.	16,473	2,105,085
TJX Cos., Inc. (The)	86,253	10,505,615
Tractor Supply Co.	28,780	1,585,778
Ulta Beauty, Inc.*(a)	2,286	837,911
Williams-Sonoma, Inc.	6,630	1,048,203
		46,053,152
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	542,299	120,460,877
Hewlett Packard Enterprise Co.	126,300	1,948,809
HP, Inc.	89,840	2,487,670
NetApp, Inc.(a)	10,080	885,427
		125,782,783
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*(a)	7,130	797,205
G-III Apparel Group Ltd.*	17,400	475,890
Lululemon Athletica, Inc.*	3,107	879,467
NIKE, Inc. (Class B Stock)	15,210	965,531
Tapestry, Inc.	456	32,107
		3,150,200
Tobacco — 0.3%
Altria Group, Inc.	93,280	5,598,666
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc.	10,510	1,684,017
FTAI Aviation Ltd.	4,060	450,782
United Rentals, Inc.	3,488	2,185,930
W.W. Grainger, Inc.	2,620	2,588,114
WESCO International, Inc.	13,600	2,112,080
		9,020,923

A4

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	8,000	$1,180,160
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	22,146	5,906,560

Total Common Stocks (cost $1,719,071,438)		1,699,309,151
Unaffiliated Exchange-Traded Funds — 3.4%
iShares Core S&P 500 ETF	99,399	55,852,298
SPDR S&P 500 ETF Trust	8,391	4,693,842

Total Unaffiliated Exchange-Traded Funds (cost $62,699,017)		60,546,140

Total Long-Term Investments (cost $1,781,770,455)		1,759,855,291
Short-Term Investments — 3.4%
Affiliated Mutual Funds — 3.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	18,631,422	18,631,422
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $41,850,620; includes $41,685,550 of cash collateral for securities on loan)(b)(wb)	41,876,647	41,851,521

Total Affiliated Mutual Funds (cost $60,482,042)		60,482,943

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.218%	06/17/25	770	763,133
(cost $763,127)

Total Short-Term Investments (cost $61,245,169)				61,246,076

TOTAL INVESTMENTS—102.2% (cost $1,843,015,624)				1,821,101,367

Liabilities in excess of other assets(z) — (2.2)%				(39,348,582)

Net Assets — 100.0%				$1,781,752,785

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,153,831; cash collateral of $41,685,550 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
38	S&P 500 E-Mini Index	Jun. 2025	$10,741,175	$(82,903)
A5

AST LARGE-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6